Schedule of related party (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Sales to a shareholder	$ 6,000	$ 18,886	$ 77,229
Management fee paid to a shareholder			(3,500)
Interest expenses charged by a shareholder	$ (11,465)	$ (1,445)